UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II

Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: February 1, 2019 – April 30, 2019

Item 1.  Schedule of Investments.

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
1
At April 30, 2019, the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2019.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes futures.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 41,002,550
Net Assets - 100.0% $ 41,002,550
Contracts Type
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
277 S&P 500 E-mini Future 06/21/19 $ 39,173,150 $ 40,836,725 $ 1,663,575
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 1,663,575
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 1,663,575
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation
(depreciation) at period end.

ABR Dynamic Short Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
2
At April 30, 2019, the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2019.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 79.0%
U.S. Treasury Securities - 79.0%
$ 335,000 U.S. Treasury Bond 3.38% 05/15/44 $ 362,873
352,000 U.S. Treasury Bond 3.13  08/15/44 365,379
357,000 U.S. Treasury Bond 3.00  11/15/44 362,620
396,000 U.S. Treasury Bond 2.50  02/15/45 365,898
357,000 U.S. Treasury Bond 3.00  05/15/45 362,731
369,000 U.S. Treasury Bond 2.88  08/15/45 366,045
2,185,546
Total U.S. Government & Agency Obligations (Cost $2,135,363) 2,185,546
Investments, at value - 79.0% (Cost $2,135,363) $ 2,185,546
Other Assets & Liabilities, Net - 21.0% 580,432
Net Assets - 100.0% $ 2,765,978
Contracts Type
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
(23) CBOE VIX Future 05/22/19 $ (386,648) $ (331,775) $ 54,873
(13) CBOE VIX Future 06/19/19 (201,821) (205,075) (3,254)
$ (588,469) $ (536,850) $ 51,619
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 51,619
Level 2 - Other Significant Observable Inputs 2,185,546 –
Level 3 - Significant Unobservable Inputs – –
Total $ 2,185,546 $ 51,619
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation
(depreciation) at period end.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)
 under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS  II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 14, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 14, 2019